Partners' Capital - Partnership Units (Table) (Details)	Dec. 31, 2014	Dec. 31, 2013
Partners' Capital (Abstract)
Common units	104,079,960	88,440,710
General partner units	2,124,081	1,765,457
Preferred units	14,223,737	18,922,221
Total partnership units	120,427,778	109,128,388